Derivative Financial Instruments and Hedge Accounting_Average Of Hedge Ratio For Each Type Of Hedge Accounting(Details) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The quantity of the hedging instrument	5,543,273
Average ratio of hedging	100.00%
Cash flow hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The quantity of the hedging instrument	6,442,788
Average ratio of hedging	100.00%
Hedge of net investments in a foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The quantity of the hedging instrument	530,967
Average ratio of hedging	100.00%
1 year | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The quantity of the hedging instrument	1,371,901
Average ratio of hedging	100.73%
1 year | Cash flow hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The quantity of the hedging instrument	2,641,861
Average ratio of hedging	100.00%
1 year | Hedge of net investments in a foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The quantity of the hedging instrument	528,025
Average ratio of hedging	100.00%
2 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The quantity of the hedging instrument	728,308
Average ratio of hedging	98.65%
2 years | Cash flow hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The quantity of the hedging instrument	1,403,129
Average ratio of hedging	100.00%
2 years | Hedge of net investments in a foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The quantity of the hedging instrument	2,942
Average ratio of hedging	100.00%
3 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The quantity of the hedging instrument	1,372,040
Average ratio of hedging	100.00%
3 years | Cash flow hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The quantity of the hedging instrument	902,911
Average ratio of hedging	100.00%
3 years | Hedge of net investments in a foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The quantity of the hedging instrument	0
Average ratio of hedging	0.00%
4 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The quantity of the hedging instrument	567,030
Average ratio of hedging	100.00%
4 years | Cash flow hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The quantity of the hedging instrument	919,258
Average ratio of hedging	100.00%
4 years | Hedge of net investments in a foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The quantity of the hedging instrument	0
Average ratio of hedging	0.00%
5 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The quantity of the hedging instrument	195,392
Average ratio of hedging	100.00%
5 years | Cash flow hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The quantity of the hedging instrument	525,629
Average ratio of hedging	100.00%
5 years | Hedge of net investments in a foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The quantity of the hedging instrument	0
Average ratio of hedging	0.00%
More than 5 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The quantity of the hedging instrument	1,308,602
Average ratio of hedging	100.00%
More than 5 years | Cash flow hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The quantity of the hedging instrument	50,000
Average ratio of hedging	100.00%
More than 5 years | Hedge of net investments in a foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
The quantity of the hedging instrument	0
Average ratio of hedging	0.00%